Payments, by Government - 12 months ended Jun. 30, 2023 - CAD ($)	Taxes	Fees	Infrastructure	Total Payments
Total	$ 1,848,899	$ 958,046	$ 204,837	$ 3,011,782
The National Government of Bolivia
Total	924,450	31,947		956,397
Machacamarca Community
Total		440,258		440,258
Carangas Community
Total		6,818	102,418	109,236
Bolivia, Plurinational State
Total	924,449	479,023	102,419	1,505,891
Government levies
Total	924,450	479,023	102,418	1,505,891
Government levies | The National Government of Bolivia
Total	$ 924,450	31,947		956,397
Government levies | Machacamarca Community
Total		440,258		440,258
Government levies | Carangas Community
Total		$ 6,818	$ 102,418	$ 109,236